Share-Based Compensation - Schedule of Share Option Activity (Details) - Share option [Member]	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares shares
Schedule of Share Option Activity [Line Items]
Number of options, Outstanding Beginning | shares
Weighted-average exercise price, Outstanding Beginning | $ / shares
Number of options, Granted | shares	2,490,000
Exercise price | $ / shares	$ 1.66
Number of options, Exercised | shares	(9,048)
Weighted-average Exercise Price, Exercised | $ / shares	$ 1.41
Aggregate intrinsic value, Exercised | $	$ 9,603
Number of options, Forfeited | shares	63,884
Weighted-average exercise price, Forfeited | $ / shares	$ 1.21
Number of options, Expired | shares	(1,668)
Weighted- average exercise price, Expired | $ / shares	$ 1.21
Number of options, Outstanding Ending | shares	2,415,400
Weighted-average exercise price, Outstanding Ending | $ / shares	$ 1.68
Aggregate intrinsic value, Outstanding Ending | $	$ 1,939,845
Weighted- average remaining contractual term (years), Outstanding Ending	9 years 4 months 24 days
Number of options, Vested and exercisable | shares	2,051,278
Weighted-average exercise price, Vested and exercisable | $ / shares	$ 1.74
Weighted- average remaining contractual term (years), Vested and exercisable	9 years 4 months 24 days
Aggregate intrinsic value, Vested and exercisable | $	$ 1,521,406
Number of options, Vested and expected to vest | shares	2,415,400
Weighted-average exercise price, Vested and expected to vest | $ / shares	$ 1.68
Weighted- average remaining contractual term (years), Vested and expected to vest	9 years 4 months 24 days
Aggregate intrinsic value, Vested and expected to vest | $	$ 1,939,845